Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events
(14)	SUBSEQUENT EVENTS

Amendments to Registration Rights Agreements

On September 30, 2019, the Company and holders of a majority of the Company’s Series E and Series E-1 Convertible Preferred Stock entered into an amendment to those certain registration rights agreements, dated as of July 11, 2019 (effective as of July 15, 2019) (the “July Registration Rights Agreement”), and August 15, 2019 (the “August Registration Rights Agreement”) between the Company and the holders signatory thereto (the “Amendment”). The Amendment extends the applicable deadline for having a registration statement declared effective by the Securities and Exchange Commission (the “SEC”) under certain circumstances from 75 days to 120 days following the date of the July Registration Rights Agreement.

On October 18, 2019, the Company and holders of a majority of the Company’s Series E and Series E-1 Convertible Preferred Stock entered into a second amendment (the “Second Amendment”) to those certain registration rights agreements, dated as of July 11, 2019 (effective as of July 15, 2019) and August 15, 2019, in each case as amended on September 30, 2019, between the Company and the holders signatory thereto. The Second Amendment eliminates the deadline to file a pre-effective registration statement amendment within 10 days of the Company’s receipt of comments from the SEC.

On October 29, 2019, the Company and holders of a majority of the Company’s Series E and Series E-1 Convertible Preferred Stock and related warrants entered into a third amendment (the “Third Amendment”) to those certain registration rights agreements, dated as of July 11, 2019 (effective as of July 15, 2019) and August 15, 2019, in each case as previously amended on September 30, 2019 and October 18, 2019, between the Company and the holders signatory thereto (collectively, the “Registration Rights Agreements”). The Third Amendment clarifies that the liquidated damages specified in Section 2(d) of the Registration Rights Agreements shall not be payable to any holder whose Registrable Securities, as defined in the Registration Rights Agreements, are fully registered on an effective registration statement on the Effectiveness Date, as defined in the Registration Rights Agreements.

Waiver and Forbearance Agreement

Also on October 29, 2019, the Company entered into a Waiver and Forbearance Agreement (“Waiver”) with Rosalind Master Fund LP and Rosalind Opportunities Fund I LP, holders of its Series E and Series E-1 Convertible Preferred Stock and related warrants (together, “Rosalind”) pursuant to which Rosalind has agreed, among other things, to waive compliance with certain specified terms and conditions under the Registration Rights Agreements and forbear from exercising certain of their rights and remedies related to certain defaults thereunder for the time periods indicated therein.

Reverse Stock Split

Pursuant to the Company’s obligations under the July 2019 Private Placement and the August 2019 Private Placement, the Company presented a proposal for a reverse stock split at its Annual Meeting of Stockholders on September 17, 2019. On the same date, a majority of stockholders of the Company approved a proposal to approve and adopt an amendment to our Amended and Restated Certificate of Incorporation to effect a reverse stock split of our shares of common stock, $0.01 par value per share, issued and outstanding or reserved for issuance, at a specific ratio within a range from 1-for-50 to 1-for-1,200, inclusive, prior to the first anniversary of stockholder approval of the proposal, and to grant authorization to the Board of Directors to determine, in its sole discretion, whether to effect the reverse stock split, as well as its specific timing and ratio. Also on the same date, the Company’s Board of Directors adopted resolutions to effect as soon as reasonably practicable the reverse split of the issued and outstanding shares of the Common Stock at a ratio of 1-for-100.

On October 17, 2019, the Company filed with the Secretary of State of the State of Delaware a Certificate of Amendment to the Company’s Amended and Restated Certificate of Incorporation (the “Charter Amendment”) to effect a reverse stock split of the issued and outstanding shares of the Company’s common stock, $0.01 par value per share, at a ratio of 1-for-100 to be effective as of October 22, 2019 at 8:30 a.m., New York City time (the “Reverse Stock Split”). The Charter Amendment did not change the par value or any other terms of the common stock.

On October 22, 2019, the Company filed with the Secretary of State of the State of Delaware a Certificate of Correction (the “Certificate of Correction”) to the Charter Amendment, rescinding the Charter Amendment, citing an inaccuracy in Article Third of the Charter Amendment, which states an effective time for the Reverse Stock Split of 8:30 a.m. New York City time on October 22, 2019. Such effective time was based upon the Company’s prior receipt, on October 17, 2019, of confirmation by the Financial Industry Regulatory Authority, Inc. (“FINRA”) that it had completed its review of the Reverse Stock Split, including the effective time, whereupon the Company undertook to effect the Reverse Stock Split by filing the Charter Amendment. On the evening of October 21, 2019, subsequent to the Company’s filing of the Charter Amendment and issuance of a press release on October 18, 2019 announcing the confirmation by FINRA, FINRA notified the Company’s counsel that it was rescinding its prior confirmation. The Certificate of Correction further provides that the Company is currently awaiting FINRA confirmation. When such confirmation is obtained, the Company intends to file a Certificate of Amendment effectuating the Reverse Stock Split.

Following FINRA’s completion of its review of the Company’s Reverse Stock Split, on December 24, 2019, the Company effected a reverse stock split at which time Delcath’s common stock began trading on the OTCQB on a one-for-seven hundred (1:700) split-adjusted basis. All owners of record as of the open of the OTCQB market on December 24, 2019 received one issued and outstanding share of Delcath common stock in exchange for seven hundred outstanding shares of Delcath common stock. No fractional shares were issued in connected with the reverse stock split. All fractional shares created by the one-for-seven hundred exchange were rounded up to the next whole share. The reverse stock split had no impact on the par value per share of Delcath common stock, which remains at $0.01. All current and prior period amounts related to shares, share prices and earnings per share, presented in the Company’s consolidated financial statements and the accompanying Notes have been restated to give retrospective presentation for the reverse stock split.

Preferred Stock conversions

From October 1, 2019 through November 14, 2019, the Company issued 5,286 shares of Common Stock to the holders of Series E and Series E-1 Preferred Stock pursuant to conversion notices submitted by the holders.

(15)	SUBSEQUENT EVENTS

Since January 1, 2019, the Company has issued 11,285 shares pursuant to exercises of Pre-Funded Series D Warrants.

As previously reported, in January 2019, the Company terminated Backstop Commitment Purchase Agreements with four institutional investors, by their mutual agreement. The Company and such institutional investors entered into Backstop Commitment Purchase Agreements in connection with a rights offering conducted by the Company that closed in September 2018 in which the Company proposed to raise up to $50 million by distributing, at no charge, to holders of its Common Stock non-transferable rights to subscribe for and purchase shares of the Company’s Common Stock at a price of $1,225 per share (the “Subscription Price”). Pursuant to the Backstop Commitment Purchase Agreements, such institutional investors agreed to purchase, at the Subscription Price, shares not issued in the rights offering following the expiration of the rights offering subscription period, subject to certain conditions, including the requirement that the closing sale price of a share of the Company’s Common Stock as reported by the OTCQB or higher market for each of the five business days immediately preceding a purchase exceeded the Subscription Price. The Backstop Commitment Purchase Agreements were terminated by mutual agreement of the parties thereto due to the fact that the closing sale price of the Company’s Common Stock had not exceeded the Subscription Price since October 1, 2018 and, thus, the institutional investors had no obligation to purchase shares.

On March 29, 2019, the Company exchanged all of its Series D Preferred Stock (with a stated value of $1,160,000) and received $400,000 in proceeds and issued a senior secured promissory note to an investor with a principal amount of $1,560,000. The note is due on April 1, 2020, bears interest at 8% per annum and is nonconvertible.

On April 19, 2019, April 26, 2019, May 9, 2019 and May 23, 2019, the Company borrowed an aggregate $3.3 million from two institutional investors and issued promissory notes to the investors. The promissory notes have an aggregate principal amount of $3.3 million, bear interest at the rate of 8% per annum and are due six months from the issuance of each note. The promissory notes are nonconvertible. The notes contain standard events of default and remedies therefor. The Company’s obligations under the promissory notes to the institutional investor are secured by a lien on the Company’s assets.

On June 6, 2019, the Company entered into an agreement with two institutional investors, pursuant to which the investors agreed to transfer and surrender to the Company for cancellation of 5,605 Series D Warrants and 0.1 million Pre-Funded Series D Warrants. Under the terms of the Purchase Agreement, the investors agreed to defer the payment of the purchase price for the Series D Warrants and Pre-Funded Series D Warrants and, accordingly, the Company agreed to sell and issue to the investors 8% Senior Secured Promissory Notes in an aggregate principal amount of $2.0 million in full payment and satisfaction of the purchase price for the Series D Warrants and Pre-Funded Series D Warrants.

On December 24, 2019, the Company effected a reverse stock split at which time Delcath’s common stock began trading on the OTCQB on a one-for-seven hundred (1:700) split-adjusted basis. All owners of record as of the open of the OTCQB market on December 24, 2019 received one issued and outstanding share of Delcath common stock in exchange for seven hundred outstanding shares of Delcath common stock. No fractional shares were issued in connected with the reverse stock split. All fractional shares created by the one-for-seven hundred exchange were rounded up to the next whole share. The reverse stock split had no impact on the par value per share of Delcath common stock, which remains at $0.01. All current and prior period amounts related to shares, share prices and earnings per share, presented in the Company’s consolidated financial statements and the accompanying Notes have been restated to give retrospective presentation for the reverse stock split.